Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Fair value of financial assets (Details) - Operating segments [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value			€ 1,067
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	€ 772
Level 1 of fair value hierarchy [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value			865
Level 2 of fair value hierarchy [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	772
Level 3 of fair value hierarchy [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value			202
Trade receivables [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value			5,184
Trade receivables [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	5,343	€ 5,329
Trade receivables [member] | Level 2 of fair value hierarchy [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value			5,184
Trade receivables [member] | Level 2 of fair value hierarchy [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	5,343	5,329
Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
Financial assets, fair value	6,002	5,057	4,960
Financial assets at fair value, class [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, fair value	79	692	1,014
Financial assets at fair value, class [member] | Level 2 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, fair value	5,725	4,144	3,744
Financial assets at fair value, class [member] | Level 3 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, fair value	198	221	202
Equity investments [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	134	805	146
Equity investments [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	277	254
Equity investments [member] | Level 1 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value		659
Equity investments [member] | Level 1 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	79	33
Equity investments [member] | Level 2 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	134	146	146
Equity investments [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	198	221
Cash collateral paid [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value			695
Cash collateral paid [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	123	553
Cash collateral paid [member] | Level 2 of fair value hierarchy [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value			695
Cash collateral paid [member] | Level 2 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	123	553
Trading securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	4,696	2,683	2,647
Trading securities [member] | Level 1 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value			149
Trading securities [member] | Level 2 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	4,696	2,683	2,498
Other financial assets including receivables related to investments [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value			405
Other financial assets including receivables related to investments [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value		762
Other financial assets including receivables related to investments [member] | Level 2 of fair value hierarchy [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value			405
Other financial assets including receivables related to investments [member] | Level 2 of fair value hierarchy [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value		762
IFRS Cash and Cash Equivalents [Member]
Disclosure of financial assets [line items]
Financial assets, fair value	6,112	5,081	5,333
IFRS Cash and Cash Equivalents [Member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets, fair value	6,112	5,081	5,333
IFRS Cash Equivalents [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	3,651		3,166
IFRS Cash Equivalents [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	2,462	2,558
IFRS Cash Equivalents [Member] | Level 1 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	3,651		3,166
IFRS Cash Equivalents [Member] | Level 1 of fair value hierarchy [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value	€ 2,462	2,558
IFRS Cash [Member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value			2,167
IFRS Cash [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value		2,523
IFRS Cash [Member] | Level 1 of fair value hierarchy [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value			€ 2,167
IFRS Cash [Member] | Level 1 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets, fair value		€ 2,523